First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
July 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) — 92.7%
	Brazil — 11.0%
11,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	$1,877,723
42,700,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	7,095,538
31,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/31	5,037,612
28,500,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/33	4,567,840
11,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/35	1,741,690
				20,320,403
	Chile — 2.3%
325,000,000	Bonos de la Tesoreria de la Republica en pesos (CLP)	4.50%	03/01/26	342,809
3,895,000,000	Bonos de la Tesoreria de la Republica en pesos (CLP) (b) (c)	4.70%	09/01/30	3,889,101
				4,231,910
	Colombia — 4.7%
16,510,000,000	Colombian TES, Series B (COP)	7.00%	06/30/32	3,334,351
27,243,000,000	Colombian TES, Series B (COP)	7.25%	10/18/34	5,297,844
				8,632,195
	Czech Republic — 0.5%
22,740,000	Czech Republic Government Bond (CZK) (c)	2.40%	09/17/25	955,112
	Hungary — 4.6%
1,496,000,000	Hungary Government Bond (HUF)	5.50%	06/24/25	4,096,905
860,000,000	Hungary Government Bond (HUF)	6.75%	10/22/28	2,431,047
725,000,000	Hungary Government Bond (HUF)	7.00%	10/24/35	2,085,741
				8,613,693
	India — 0.2%
40,000,000	India Government Bond (INR)	6.10%	07/12/31	456,624
	Indonesia — 14.8%
118,263,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	7,543,542
118,599,000,000	Indonesia Treasury Bond (IDR)	9.00%	03/15/29	7,938,670
143,440,000,000	Indonesia Treasury Bond (IDR)	7.00%	09/15/30	8,926,746
34,395,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	2,326,626
8,786,000,000	Indonesia Treasury Bond (IDR)	8.25%	05/15/36	594,719
				27,330,303
	Israel — 1.6%
2,400,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	661,284
1,850,000	Israel Government Bond - Fixed (ILS)	3.75%	02/28/29	473,379
9,020,000	Israel Government Bond - Fixed (ILS)	1.30%	04/30/32	1,855,436
				2,990,099
	Malaysia — 11.7%
6,770,000	Malaysia Government Bond (MYR)	3.90%	11/30/26	1,494,639
16,900,000	Malaysia Government Bond (MYR)	3.73%	06/15/28	3,711,547
28,055,000	Malaysia Government Bond (MYR)	3.89%	08/15/29	6,204,707
14,200,000	Malaysia Government Bond (MYR)	4.50%	04/15/30	3,229,895
21,155,000	Malaysia Government Bond (MYR)	2.63%	04/15/31	4,321,822
12,030,000	Malaysia Government Bond (MYR)	4.64%	11/07/33	2,807,039
				21,769,649
	Mexico — 4.8%
123,810,000	Mexican Bonos, Series M (MXN)	7.50%	06/03/27	6,266,605
37,860,000	Mexican Bonos, Series M (MXN)	8.50%	05/31/29	1,938,492
14,500,000	Mexican Bonos, Series M (MXN)	7.50%	05/26/33	674,934
				8,880,031

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Peru — 2.3%
7,470,000	Peru Government Bond (PEN)	6.95%	08/12/31	$2,066,806
8,150,000	Peru Government Bond (PEN)	6.90%	08/12/37	2,123,055
				4,189,861
	Philippines — 2.4%
275,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	4,490,694
	Poland — 4.8%
10,436,000	Republic of Poland Government Bond (PLN)	7.50%	07/25/28	2,852,256
23,375,000	Republic of Poland Government Bond (PLN)	1.75%	04/25/32	4,598,823
5,825,000	Republic of Poland Government Bond (PLN)	6.00%	10/25/33	1,538,462
				8,989,541
	Romania — 4.9%
35,350,000	Romania Government Bond (RON)	6.70%	02/25/32	7,713,891
6,970,000	Romania Government Bond (RON)	4.75%	10/11/34	1,302,920
				9,016,811
	South Africa — 11.3%
161,130,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	9,254,192
148,080,000	Republic of South Africa Government Bond (ZAR)	8.25%	03/31/32	7,312,733
72,060,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	3,462,639
20,000,000	Republic of South Africa Government Bond (ZAR)	8.75%	01/31/44	859,410
				20,888,974
	Supranational — 5.8%
100,000,000	African Development Bank (ZAR)	(d)	04/05/46	616,809
277,020,000	Asian Development Bank (INR)	6.20%	10/06/26	3,279,204
186,000,000	European Bank for Reconstruction & Development (INR)	6.30%	10/26/27	2,192,435
125,000,000	Inter-American Development Bank (INR)	7.35%	10/06/30	1,521,909
62,000,000	International Bank for Reconstruction & Development (INR)	6.75%	07/13/29	735,777
116,000,000	International Finance Corp. (INR)	6.30%	11/25/24	1,382,923
62,500,000	International Finance Corp. (MXN)	(d)	02/22/38	958,519
				10,687,576
	Thailand — 4.9%
126,210,000	Thailand Government Bond (THB)	3.35%	06/17/33	3,761,337
177,250,000	Thailand Government Bond (THB)	3.39%	06/17/37	5,309,692
				9,071,029
	Turkey — 0.1%
11,800,000	Turkiye Government Bond (TRY)	10.60%	02/11/26	249,670

	Total Investments — 92.7%			171,764,175
	(Cost $179,834,419)
	Net Other Assets and Liabilities — 7.3%			13,448,004
	Net Assets — 100.0%			$185,212,179

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Forward Foreign Currency Contracts at July 31, 2024:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2024	Sale Value as of 7/31/2024	Unrealized Appreciation (Depreciation)
08/23/2024	JPM	CLP	1,130,000,000	USD	1,239,277	$1,199,549	$1,239,277	$(39,728)
08/23/2024	BNY	CNH	11,500,000	USD	1,582,403	1,594,881	1,582,403	12,478
08/23/2024	BNS	COP	10,360,000,000	USD	2,595,841	2,549,441	2,595,841	(46,400)
08/23/2024	JPM	COP	6,500,000,000	USD	1,615,266	1,599,553	1,615,266	(15,713)
08/23/2024	BNY	HUF	166,000,000	USD	456,431	455,560	456,431	(871)
08/23/2024	JPM	INR	208,500,000	USD	2,492,946	2,488,362	2,492,946	(4,584)
08/23/2024	JPM	KRW	2,100,000,000	USD	1,525,464	1,527,544	1,525,464	2,080
08/23/2024	BNY	MXN	99,570,000	USD	5,553,816	5,324,077	5,553,816	(229,739)
08/23/2024	BNS	PHP	151,900,000	USD	2,606,830	2,600,650	2,606,830	(6,180)
08/23/2024	JPM	PHP	107,600,000	USD	1,841,862	1,842,199	1,841,862	337
08/23/2024	BNY	PLN	3,600,000	USD	914,210	908,003	914,210	(6,207)
08/23/2024	BNY	THB	33,500,000	USD	926,182	941,673	926,182	15,491
08/23/2024	JPM	USD	1,450,215	BRL	7,900,000	1,450,215	1,393,332	56,883
08/23/2024	JPM	USD	1,180,687	CLP	1,130,000,000	1,180,687	1,199,549	(18,862)
08/23/2024	BNY	USD	920,137	CZK	21,500,000	920,137	916,062	4,075
08/23/2024	BNS	USD	6,632,559	IDR	107,600,000,000	6,632,559	6,612,666	19,893
08/23/2024	BNY	USD	1,922,759	ILS	6,990,000	1,922,759	1,852,168	70,591
08/23/2024	JPM	USD	2,488,709	INR	208,500,000	2,488,709	2,488,361	348
08/23/2024	BNS	USD	1,298,990	PHP	75,900,000	1,298,990	1,299,469	(479)
08/23/2024	BNY	USD	924,614	ZAR	17,000,000	924,614	931,645	(7,031)
08/23/2024	BNY	ZAR	84,000,000	USD	4,654,756	4,603,418	4,654,756	(51,338)
Net Unrealized Appreciation (Depreciation)								$(244,956)

(a)	Principal Value is in local currency in the security description.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $3,889,101 or 2.1% of net assets.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Zero coupon security.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BNS	– Bank of Nova Scotia
BNY	– Bank of New York (The)
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Chinese Yuan
CNY	– China Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
JPM	– JPMorgan Chase and Co.
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Nuevo Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RON	– Romanian New Leu
THB	– Thai Baht
TRY	– Turkish Lira
USD	– United States Dollar
ZAR	– South African Rand

Credit Quality(1)	% of Total Investments (including cash)
AAA	5.9%
AA	0.5
A+	4.0
A	16.9
A-	5.0
BBB+	7.2
BBB	17.3
BBB-	14.7
BB	22.6
B+	0.1
Cash	5.8
Total	100.0%

(1)
The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical
rating organization (NRSRO) of the creditworthiness of an
issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D
(lowest). Investment grade is defined as those issuers that
have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Currency Exposure Diversification	% of Total Investments (including cash)‡
ZAR	13.9%
MYR	12.0
IDR	11.4
BRL	10.4
MXN	8.8
COP	8.3
PLN	6.3
RON	5.7
THB	5.5
INR	5.3
HUF	5.0
PHP	4.2
CLP	2.3
PEN	2.3
CNY	0.9
KRW	0.8
ILS	0.7
TRY	0.1
CZK	0.0‡‡
EUR	0.0‡‡
USD	(3.9)
Total	100.0%

‡	The weightings include the impact of currency forwards.
‡‡	Amount is less than 0.1%.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$171,764,175	$—	$171,764,175	$—
Forward Foreign Currency Contracts	182,176	—	182,176	—
Total	$171,946,351	$—	$171,946,351	$—

LIABILITIES TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(427,132)	$—	$(427,132)	$—

*	See Portfolio of Investments for country breakout.